FAIR VALUE - Option-pricing assumptions and assumptions used upon issuance (Details)	Sep. 30, 2024 Y	Jul. 21, 2024 Y	Dec. 31, 2023 Y	Sep. 30, 2023	Sep. 08, 2023 Y	Oct. 31, 2022
July 2024 Warrants | Volatility | Maximum
FAIR VALUE
Warrants	0.83	0.82
July 2024 Warrants | Volatility | Minimum
FAIR VALUE
Warrants	0.806	0.759
July 2024 Warrants | Risk-free interest rate | Maximum
FAIR VALUE
Warrants	0.036	0.042
July 2024 Warrants | Risk-free interest rate | Minimum
FAIR VALUE
Warrants	0.035	0.041
July 2024 Warrants | Expected life (years) | Maximum
FAIR VALUE
Warrants	4.8	5
July 2024 Warrants | Expected life (years) | Minimum
FAIR VALUE
Warrants	0.5	0.7
July 2024 Warrants | Dividend
FAIR VALUE
Warrants	0	0
September 2023 Warrants | Volatility | Maximum
FAIR VALUE
Warrants	0.85		0.83		84
September 2023 Warrants | Volatility | Minimum
FAIR VALUE
Warrants	0.81		0.82		83
September 2023 Warrants | Risk-free interest rate
FAIR VALUE
Warrants	0.0441
September 2023 Warrants | Risk-free interest rate | Maximum
FAIR VALUE
Warrants			0.054		5.53
September 2023 Warrants | Risk-free interest rate | Minimum
FAIR VALUE
Warrants			0.038		4.39
September 2023 Warrants | Expected life (years) | Maximum
FAIR VALUE
Warrants	4.2		4.7		5
September 2023 Warrants | Expected life (years) | Minimum
FAIR VALUE
Warrants	0.8		0.3		0.4
September 2023 Warrants | Dividend
FAIR VALUE
Warrants	0		0	0	0
October 2022 Warrants | Volatility
FAIR VALUE
Warrants	0.783		0.811
October 2022 Warrants | Risk-free interest rate
FAIR VALUE
Warrants	0.0358		0.0384
October 2022 Warrants | Expected life (years)
FAIR VALUE
Warrants	3.1		3.8
October 2022 Warrants | Dividend
FAIR VALUE
Warrants	0		0			0